SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Term deposits (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Term deposits
Total term deposits held	¥ 128,235,695	¥ 274,351,895
RMB
Term deposits
Total term deposits held		20,000,000
USD
Term deposits
Total term deposits held	¥ 128,235,695	¥ 254,351,895